UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     RNC Capital Management LLC
Address:  11601 Wilshire Blvd 25th Flr
          Los Angeles, CA 90025

Form      13F File Number:  28-970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Manuel A. Gutierrez
      ------------------------------------
Title:   SVP. Chief Financial Officer
      ------------------------------------
Phone:   310-477-6543
      ------------------------------------

Signature, Place, and Date of Signing:

/s/ Manuel A. Gutierrez       Los Angeles, CA                7/14/00
--------------------------    ---------------            ----------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $898,463
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                            VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER     ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
--------------               --------------    -----     --------  -------  ---  ----  -------  --------   ----  ------  ----
AFLAC INC                      COM           001055102     1,079    23,480  SH           SOLE             23,480
AMFM INC                       COM           001693100     1,087    15,755  SH           SOLE             15,755
AT&T CORP                      COM           001957109    13,571   426,606  SH           SOLE            424,231         2,375
AGILENT TECHNOLOGIES INC       COM           00846U101    10,244   138,907  SH           SOLE            138,298           609
ALZA CORPORATION               CLASS A       022615108       748    12,650  SH           SOLE             12,650
ALZA CORP.                     CVT 5.000%    022615AD0       930   590,000  PRN          SOLE            590,000
                               05-01-2006
AMERICAN ONLINE INC            COM           02364J104     1,351    25,552  SH           SOLE             25,552
AMERICAN GENERAL CORP          COM           026351106       544     8,910  SH           SOLE              8,910
AMERICAN INTL GROUP INC        COM           026874107     1,379    11,732  SH           SOLE             11,732
AMGEN INC.                     COM           031162100       987    14,050  SH           SOLE             12,750         1,300
APPLIED MATERIALS INC          COM           038222105     1,196    13,200  SH           SOLE             13,200
BANK NEW YORK COMPANY          COM           064057102    30,604   658,145  SH           SOLE            655,320         2,825
BELL ATLANTIC                  COM           077853109       462     9,089  SH           SOLE              9,089
BELLSOUTH CORP                 COM           079860102    23,734   556,817  SH           SOLE            553,832         2,985
CHASE MANHATTAN CORP           COM           16161A108    26,884   583,658  SH           SOLE            580,823         2,835
CHEVRON CORP                   COM           166751107    24,038   283,425  SH           SOLE            281,865         1,560
CISCO SYSTEMS INC.             COM           17275R102     1,924    30,264  SH           SOLE             30,264
CITIGROUP INC                  COM           172967101    37,347   619,872  SH           SOLE            616,487         3,385
CLEAR CHANNEL COMM.            CVT 2.625%    184502AB8       430   325,000  PRN          SOLE            325,000
                               04-01-2003
DELL COMPUTER CORP             COM           247025109    26,618   539,795  SH           SOLE            537,015         2,780
DEVON ENERGY CORP NEW          CVT 4.900%    25179MAA1       276   289,324  PRN          SOLE            289,324
                               08-15-2008
DISNEY WALT CO                 COM           254687106    25,071   645,966  SH           SOLE            643,096         2,870
DOW CHEMICAL CO                COM           260543103    18,705   619,635  SH           SOLE            616,230         3,405
EQUITY RESIDENTIAL             $1.813 CVT    29476L859       367    16,300  SH           SOLE             16,300
                               PFD SER G
EXXON MOBIL CORP (NEW)         COM           30231G102       732     9,327  SH           SOLE              9,327
FIRST DATA CORP                COM           319963104    28,524   574,787  SH           SOLE            571,602         3,185
FORD MOTOR COMPANY             COM           345370100    16,594   385,912  SH           SOLE            383,962         1,950
FOX ENTERTAINMENT GRP INC      A             35138T107     1,033    34,000  SH           SOLE             34,000
GTE CORP                       COM           362320103    23,542   378,186  SH           SOLE            376,361         1,825
GENERAL ELECTRIC COMPANY       COM           369604103    45,316   855,015  SH           SOLE            850,055         4,960
GENERAL MOTORS                 CLASS H       370442832     1,158    13,160  SH           SOLE             13,160
GEORGIA PACIFIC                $3.75 Cvt     373298801       429    13,400  SH           SOLE             13,400
                               Pfd Ser W
GROUP 1 AUTOMOTIVE INC         COM           398905109       276    23,000  SH           SOLE             23,000
GUIDANT CORP                   COM           401698105       685    13,845  SH           SOLE             13,845
HEWLETT-PACKARD COMPANY        COM           428236103    45,625   365,369  SH           SOLE            363,764         1,605
HONEYWELL INTERNATIONAL INC    COM           438516106    13,375   397,030  SH           SOLE            394,850         2,180
INTEL CORPORATION              COM           458140100    39,566   295,959  SH           SOLE            294,644         1,315
INTERNATIONAL BUSINESS MACHINE COM           459200101    48,119   439,194  SH           SOLE            436,779         2,415
JOHNSON & JOHNSON              COM           478160104    28,229   277,092  SH           SOLE            275,892         1,200
K - MART                       $3.875 CVT    498778208       363     9,950  SH           SOLE              9,950
                               PFD SER T
LSI LOGIC CORP                 COM           502161102       750    13,850  SH           SOLE             13,850
LSI LOGIC                      4.000%        502161AE2     1,299 1,225,000  PRN          SOLE          1,225,000
                               02-15-2005
LIVENT INC                     COM           537902108              10,000  SH           SOLE             10,000
LOEWS CORP.                    CV 3.125%     540424AL2       207   241,000  PRN          SOLE            241,000
                               09-15-2007
LOWES CO INC                   COM           548661107    12,410   302,225  SH           SOLE            300,745         1,480
LUCENT TECHNOLOGIES INC.       COM           549463107    27,097   464,692  SH           SOLE            462,572         2,120
MBNA CORPORATION               COM           55262L100       842    31,042  SH           SOLE             31,042
MARSH & MCLENNAN COS INC       COM           571748102    37,198   356,173  SH           SOLE            354,488         1,685
MERCK & COMPANY INCORPORATED   COM           589331107       226     2,950  SH           SOLE              2,950
MICROSOFT CORP                 COM           594918104    39,626   495,324  SH           SOLE            492,974         2,350
MONSANTO CO                    $2.60         611662305       905    20,000  SH           SOLE             20,000
                               CVT PFD
MOTOROLA INC                   COM           620076109    26,260   866,335  SH           SOLE            862,180         4,155
NAT'L DATA CORP.               CVT 5.000%    635621AA3       706   846,000  PRN          SOLE            846,000
                               11-01-2003
ORACLE CORP                    COM           68389X105    50,650   602,533  SH           SOLE            600,443         2,090
PEPSICO INCORPORATED           COM           713448108       394     8,863  SH           SOLE              8,363           500
PFIZER INC                     COM           717081103    30,932   644,408  SH           SOLE            641,323         3,085
PROCTER AND GAMBLE COMPANY     COM           742718109    14,865   261,930  SH           SOLE            260,580         1,350
QWEST COMMUNICATIONS INTL      COM           749121109       928    18,550  SH           SOLE             18,550
RELIANT ENERGY INC             COM           75952J108       223     7,550  SH           SOLE              7,550
SCHERING PLOUGH CORP           COM           806605101    24,422   483,602  SH           SOLE            481,267         2,335
SEALED AIR CORP                $2.000 CVT    81211K209       248     4,900  SH           SOLE              4,900
                               PFD Ser A
SUN MICROSYSTEMS INC           COM           866810104       979    10,768  SH           SOLE             10,768
TEXACO INC                     COM           881694103    26,419   496,131  SH           SOLE            493,781         2,350
TEXAS INSTRUMENTS INCORPORATED COM           882508104     1,008    14,680  SH           SOLE             14,680
TYCO INTL LTD                  COM           902124106    32,981   696,164  SH           SOLE            692,689         3,475
VIACOM INC                     CL B          925524308       350     5,126  SH           SOLE              5,126
VISTEON CORP                   COM           92839U107       612    50,481  SH           SOLE             50,226           255
WAL MART STORES INC            COM           931142103       828    14,369  SH           SOLE             14,369
WELLS FARGO & CO (NEW)         COM           949746101       665    17,150  SH           SOLE             17,150
WENDYS INT'L INC               $2.50 CVT     950588202       529    11,750  SH           SOLE             11,750
                               PFD SER A
WORLDCOM INC                                 98157D106    20,762   452,584  SH           SOLE            450,079         2,505

TOTAL                                                   $898,463
                                                        ========